Buildings and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Original Cost	$ 1,177.3
Accumulated Depreciation	718.5
Net Book Value	458.8	469.9
Land Improvements
Property, Plant and Equipment [Line Items]
Original Cost	27.1
Accumulated Depreciation	0.6
Net Book Value	26.5
Buildings
Property, Plant and Equipment [Line Items]
Original Cost	255.6
Accumulated Depreciation	134.1
Net Book Value	121.5
Equipment
Property, Plant and Equipment [Line Items]
Original Cost	488.7
Accumulated Depreciation	320.8
Net Book Value	167.9
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Original Cost	323.4
Accumulated Depreciation	213.3
Net Book Value	110.1
Buildings Leased under Capital Leases
Property, Plant and Equipment [Line Items]
Original Cost	82.5
Accumulated Depreciation	49.7
Net Book Value	$ 32.8